Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 6,222		¥ 3,792
Intangible assets amortization expense recognized	¥ 5,254	¥ 5,376	¥ 5,709